Equity - Schedule of Shareholder List Other (Detail) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Number of shares outstanding	973,517,871,202	512,406,760,091	512,406,760,091	512,406,760,091
Third party custody [member]
Disclosure of transactions between related parties [line items]
Number of shares outstanding	36,000,000
Shares In Custody [Member]
Disclosure of transactions between related parties [line items]
Number of shares outstanding	103,736,846,776